Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 752	Royalties	CANADA	Animakee Wa Zhing [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 2
	420	Bonuses	CANADA	Anishinaabeg of Naongashiing [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 3
	70	Fees	CANADA	Big Grassy First Nation [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 4
	205	Bonuses	CANADA	Big Grassy First Nation [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 5
	1,870	Royalties	CANADA	Naicatchewenin First Nation [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 6
	190	Bonuses	CANADA	Naicatchewenin First Nation [Member]	Corporate Office [Member]	Gold, Silver [Member]	Open Pit	Yes	Bonuses paid in kind through the issuance of Common Shares at the market price on the date of the issuance
#: 7
	515	Bonuses	CANADA	Naotkamegwanning First Nation [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 8
	130	Bonuses	CANADA	Ojibways of Onigaming First Nation [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 9
	1,870	Royalties	CANADA	Rainy River First Nation [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 10
	550	Taxes	CANADA	Township of Chapple [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 11
	110	Fees	CANADA	Township of Chapple [Member]	Rainy River [Member]	Gold, Silver [Member]	Open Pit
#: 12
	2,920	Royalties	CANADA	Stk'emlupsemc te Secwepemc Nation [Member]	New Afton [Member]	Gold, Copper [Member]	Underground Mining
#: 13
	780	Bonuses	CANADA	Stk'emlupsemc te Secwepemc Nation [Member]	New Afton [Member]	Gold, Copper [Member]	Underground Mining
#: 14
	1,300	Taxes	CANADA	Government of British Columbia [Member]	New Afton [Member]	Gold, Copper [Member]	Underground Mining
#: 15
	580	Fees	CANADA	Government of British Columbia [Member]	New Afton [Member]	Gold, Copper [Member]	Underground Mining
#: 16
	90	Taxes	MEXICO	Government of Mexico - Ministry of Finance [Member]	CSP [Member]	Gold, Silver [Member]	Open Pit
#: 17
	$ 160	Fees	MEXICO	Government of Mexico - Ministry of Finance [Member]	CSP [Member]	Gold, Silver [Member]	Open Pit